Note 5 - Share Capital - Restricted Share Units Issued and Outstanding (Details)	12 Months Ended
Sep. 30, 2025 $ / shares
Restricted share units expiring on February 1, 2027 [member]
Statement Line Items [Line Items]
RSUs, outstanding	5,000
RSUs, exercisable	3,750
RSUs, exercise price (in CAD per share)	$ 15.25
RSUs, remaining life (Year)	1 year 4 months 2 days
Restricted share units expiring on February 1, 2027 2[member]
Statement Line Items [Line Items]
RSUs, outstanding	7,000
RSUs, exercisable	5,250
RSUs, exercise price (in CAD per share)	$ 15
RSUs, remaining life (Year)	1 year 4 months 2 days
Restricted share units expiring on April 27, 2027 [member]
Statement Line Items [Line Items]
RSUs, outstanding	10,000
RSUs, exercisable	5,000
RSUs, exercise price (in CAD per share)	$ 6.35
RSUs, remaining life (Year)	1 year 6 months 25 days
Restricted share units expiring on December 1, 2027 [member]
Statement Line Items [Line Items]
RSUs, outstanding	55,000
RSUs, exercisable	0
RSUs, exercise price (in CAD per share)	$ 7.75
RSUs, remaining life (Year)	2 years 2 months 1 day
Restricted share units expiring on March 3, 2030 [member]
Statement Line Items [Line Items]
RSUs, outstanding	150
RSUs, exercisable	0
RSUs, exercise price (in CAD per share)	$ 51.98
RSUs, remaining life (Year)	4 years 5 months 1 day